Group - Statement of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit (loss) for the period	$ 1,348	$ 321
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Exchange differences on translation of foreign operations	41	(10)
Items that will not be reclassified subsequently to profit or loss:
Fair value of equity securities through other comprehensive income	28	9
Actuarial gain (loss) recognised	1	0
Other comprehensive income that will not be reclassified to profit or loss	29	9
Other comprehensive income (loss) for the period, net of tax	70	(1)
Total comprehensive income (loss) for the period, net of tax	1,418	320
Attributable to:
Equity shareholders	1,182	310
Non-controlling interests	$ 236	$ 10